UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-6447

                      (Investment Company Act File Number)


                    Federated Fixed Income Securities, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  9/30/07


               Date of Reporting Period:  Quarter ended 12/31/06







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED MUNICIPAL ULTRASHORT FUND
PORTFOLIO OF INVESTMENTS
December 31, 2006 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                  MUNICIPAL BONDS--60.8%
                  ALABAMA--5.0%
  $ 1,075,000     Dothan, AL, GO Warrants (Series 2002), 5.50%, 3/1/2007                                               $   1,078,128
      500,000     Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2008              508,490
      635,000     Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2009              650,856
    8,000,000     Jefferson County, AL Sewer System, (Series 2003 B-1-B) Auction Rate Securities (FGIC INS),               8,000,000
                  3.750%, 1/5/2007
    1,000,000     Mobile, AL IDB, PCR Refunding Bonds (Series 1994A), 4.65% (International Paper Co.), 12/1/2011           1,010,920
      300,000     Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 5.00%               303,036
                  (Jackson Hospital & Clinic, Inc.), 3/1/2008
      300,000     Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 5.00%               305,352
                  (Jackson Hospital & Clinic, Inc.), 3/1/2009
      500,000     Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 5.00%               512,335
                  (Jackson Hospital & Clinic, Inc.), 3/1/2010
                      TOTAL                                                                                               12,369,117
                  ARIZONA--1.2%
    3,000,000   1 Yavapai, AZ IDA, Solid Waste Disposal Bonds, 4.00% TOBs (Waste Management, Inc.), Mandatory              2,989,470
                  Tender 6/1/2010
                  ARKANSAS--0.3%
      775,000     Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.),                   785,827
                  10/1/2017
                  COLORADO--4.0%
      260,000     Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank,                264,841
                  Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015
    1,500,000     Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004B), 3.75% TOBs         1,481,850
                  (Evangelical Lutheran Good Samaritan Society), Mandatory Tender 6/1/2009
      300,000     Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 4.50% (Covenant Retirement              301,074
                  Communities, Inc.), 12/1/2007
      400,000     Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 4.50% (Covenant Retirement              402,776
                  Communities, Inc.), 12/1/2008
      500,000     Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 4.50% (Covenant Retirement              504,615
                  Communities, Inc.), 12/1/2009
    2,000,000     Countrydale, CO Metropolitan District, LT GO Refunding Bonds, 3.50% TOBs (Compass Bank,                  1,992,960
                  Birmingham LOC), Mandatory Tender 12/1/2007
      795,000     High Plains, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank,                 809,803
                  Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015
    4,000,000     Triview, CO Metropolitan District, GO Variable Rate Refunding & Improvement Bonds (Series 2006A),        3,999,200
                  3.70% TOBs (Compass Bank, Birmingham LOC), Mandatory Tender 11/1/2007
                      TOTAL                                                                                                9,757,119
                  FLORIDA--3.8%
    1,400,000     Baywinds Community Development District, FL, Special Assessment Bonds (Series 2006B), 4.90%,             1,393,294
                  5/1/2012
       54,609     Capital Trust Agency, FL, Housing Revenue Notes, 4.25% (Atlantic Housing Foundation Properties),            53,898
                  7/10/2007
      355,000     Concorde Estates, FL Community Development District, Revenue Bonds (Series 2004B), 5.00%                   354,567
                  (Original Issue Yield: 5.10%), 5/1/2011
      490,000     East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series                494,513
                  2006B), 5.00%, 5/1/2011
       20,000     Fishhawk Community Development District II, Special Assessment Revenue Bonds (Series 2003B),                20,005
                  5.00% (Original Issue Yield: 5.10%), 11/1/2007
      575,000     Gateway Services, FL Community Development District, Special Assessment Bonds (Series 2003B),              577,007
                  5.50% (Original Issue Yield: 5.65%), 5/1/2010
       15,000     Heritage Harbour South Community Development District, FL, Capital Improvement Revenue Bonds                15,025
                  (Series 2002B), 5.40% (Original Issue Yield: 5.50%), 11/1/2008
    6,000,000     Highlands County, FL Health Facilities Authority, Revenue Bonds, 5.00% TOBs (Adventist Health            6,172,980
                  System/ Sunbelt Obligated Group), Mandatory Tender 11/16/2009
       80,000     Live Oak, FL Community Development District No. 001, Special Assessment Revenue Bonds (Series               80,095
                  2003B), 5.30% (Original Issue Yield: 5.375%), 5/1/2008
      120,000     Renaissance Community Development District, FL, Capital Improvement Revenue Bonds (Series 2002B),          120,710
                  6.25% (Original Issue Yield: 6.30%), 5/1/2008
       45,000     Waterchase Community Development District, FL, Capital Improvement Revenue Bonds (Series 2001B),            45,119
                  5.90% (Original Issue Yield: 6.00%), 5/1/2008
                      TOTAL                                                                                                9,327,213
                  GEORGIA--3.0%
    4,456,000     Burke County, GA Development Authority, (Third Series 1994) Auction Rate Securities (Georgia             4,456,000
                  Power Co.), 3.750%, 1/11/2007
    2,835,000     Decatur County-Bainbridge, GA IDA, Revenue Bonds, 4.55% TOBs (John B. Sanifilippo & Son)/(LaSalle        2,843,930
                  Bank, N.A. LOC), Mandatory Tender 6/1/2011
                      TOTAL                                                                                                7,299,930
                  INDIANA--0.5%
      370,000     Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00%              373,193
                  (Baptist Homes of Indiana), 11/15/2007
      780,000     Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00%              793,533
                  (Baptist Homes of Indiana), 11/15/2008
                      TOTAL                                                                                                1,166,726
                  IOWA--1.8%
      500,000     Bremer County, IA Retirement Facilities, Extended Rate Adjustable Securities (Series 2005C),               499,400
                  4.50% TOBs (Bartels Lutheran Retirement Community) 11/15/2008
    1,500,000     Iowa Finance Authority, Health Facilities Development Revenue Refunding Bonds (Series 2006A),            1,511,775
                  5.00% (Care Initiatives), 7/1/2008
      500,000     Iowa Higher Education Loan Authority, Revenue Notes (Series 2006A), 5.70% RANs (Iowa Wesleyan              502,685
                  College), 5/24/2007
      600,000     Iowa Higher Education Loan Authority, Revenue Notes (Series 2006I), 5.75% RANs (William Penn               602,970
                  University), 5/24/2007
      660,000     Scott County, IA, Revenue Refunding Bonds (Series 2004), 4.25% (Ridgecrest Village), 11/15/2007            656,522
      685,000     Scott County, IA, Revenue Refunding Bonds (Series 2004), 4.25% (Ridgecrest Village), 11/15/2008            678,294
                      TOTAL                                                                                                4,451,646
                  KANSAS--2.9%
    3,000,000     Burlington, KS, Refunding Revenue Bonds (Series 1998B), 4.75% TOBs (Kansas City Power And Light          3,013,740
                  Co.), Mandatory Tender 10/1/2007
      435,000     Lawrence, KS, Hospital Revenue Bonds (Series 2006), 5.00% (Lawrence Memorial Hospital), 7/1/2009           446,001
    3,400,000     Spring Hill, KS, UT GO Temporary Notes (Series 2005A), 4.25%, 11/1/2009                                  3,402,074
      250,000     University of Kansas Hospital Authority, Health Facilities Revenue Bonds, 5.00% (KU Health                 252,242
                  System), 9/1/2007
                      TOTAL                                                                                                7,114,057
                  KENTUCKY--2.0%
    4,800,000     Newport, KY, 4.05% BANs, 12/1/2007                                                                       4,799,472
                  LOUISIANA--3.3%
    2,000,000     Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds (Series 2006B), 5.00%        2,060,120
                  (AMBAC INS), 6/1/2009
    4,500,000     Louisiana State Offshore Terminal Authority, Refunding Revenue Bonds, 3.65% TOBs (Loop LLC),             4,491,045
                  Mandatory Tender 4/1/2008
      800,000     Opelousas, LA General Hospital Authority, Revenue Bonds, 4.00% (Opelousas General Health System),          796,960
                  10/1/2007
      830,000     Opelousas, LA General Hospital Authority, Revenue Bonds, 4.50% (Opelousas General Health System),          829,286
                  10/1/2008
                      TOTAL                                                                                                8,177,411
                  MARYLAND--0.6%
    1,500,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007B),           1,498,440
                  4.75% (King Farm Presbyterian Retirement Community), 1/1/2013
                  MASSACHUSETTS--0.3%
      430,000     Massachusetts HEFA, Revenue Bonds (Series 1998B), 5.00% (Cape Cod Healthcare), 11/15/2007                  432,417
      400,000     Massachusetts State Development Finance Agency, Revenue Bonds, 5.00% (Massachusetts College of             404,852
                  Pharmacy & Allied Health Sciences), 7/1/2008
                      TOTAL                                                                                                  837,269
                  MICHIGAN--1.1%
    1,365,000     Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 5.00% (Metropolitan Hospital          1,398,907
                  ), 7/1/2010
      250,000     Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Series 2006A),            252,695
                  5.00% (Henry Ford Health System, MI), 11/15/2007
    1,000,000     Michigan State Strategic Fund, Revenue Bonds, 3.75% TOBs (Waste Management, Inc.), Mandatory               998,700
                  Tender 8/1/2007
                      TOTAL                                                                                                2,650,302
                  MINNESOTA--1.2%
    2,390,000     St. Anthony, MN Independent School District No. 282, 4.75% TANs (Minnesota State GTD), 9/3/2007          2,402,548
      250,000     St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006),          255,378
                  5.00% (HealthPartners Obligated Group), 5/15/2009
      200,000     St. Paul, MN Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 5.00%             200,232
                  (Gillette Children's Specialty Healthcare), 2/1/2007
      200,000     St. Paul, MN Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 5.00%             202,700
                  (Gillette Children's Specialty Healthcare), 2/1/2008
                      TOTAL                                                                                                3,060,858
                  MISSOURI--1.2%
    1,500,000     Missouri State HEFA, Revenue Notes (Series 2006C), 5.25% RANs (Evangel University), 4/25/2007            1,506,090
    1,500,000     Missouri State HEFA, Revenue Notes (Series 2006D), 5.25% RANs (Rockhurst University), 4/25/2007          1,504,365
                      TOTAL                                                                                                3,010,455
                  NEBRASKA--0.4%
      250,000     Lancaster County, NE Hospital Authority No. 1, Hospital Refunding Revenue Bonds, 4.00% (BryanLGH           250,280
                  Health System), 6/1/2007
      265,000     Lancaster County, NE Hospital Authority No. 1, Hospital Refunding Revenue Bonds, 4.00% (BryanLGH           265,951
                  Health System), 6/1/2008
      425,000     Lancaster County, NE Hospital Authority No. 1, Hospital Refunding Revenue Bonds, 4.00% (BryanLGH           426,968
                  Health System), 6/1/2009
                      TOTAL                                                                                                  943,199
                  NEVADA--4.1%
    2,345,000     Clark County, NV, Limited Obligation Improvement Bonds, 4.00% (Mountains Edge SID No. 142),              2,336,441
                  8/1/2007
      735,000     Clark County, NV, Special Assessment Revenue Bonds (Series 2005), 4.20% (Summerlin-Mesa SID No.            723,233
                  151), 8/1/2011
      465,000     Clark County, NV, Special Assessment Revenue Bonds, 3.95% (Summerlin-Mesa SID No. 151), 8/1/2009           457,788
    1,515,000     Henderson, NV, Local Improvement District No. T-16 LT Obligation Improvement Bonds, 4.50% (Falls         1,515,394
                  at Lake Las Vegas LID No. T-16), 3/1/2011
    1,485,000     Henderson, NV, Local Improvement District No. T-16 LT Obligation Improvement Bonds, 4.50% (Falls         1,486,336
                  at Lake Las Vegas LID No. T-16), 3/1/2009
      285,000     Henderson, NV, Local Improvement District No. T-17 LT Obligation Improvement Bonds, 3.60%                  283,239
                  (Madeira Canyon LID No. T-17), 9/1/2007
      805,000     Henderson, NV, Local Improvement District No. T-17 LT Obligation Improvement Bonds, 3.80%                  795,437
                  (Madeira Canyon LID No. T-17), 9/1/2008
      770,000     Henderson, NV, Local Improvement District No. T-17 LT Obligation Improvement Bonds, 4.15%                  760,159
                  (Madeira Canyon LID No. T-17), 9/1/2010
    1,695,000     Las Vegas, NV, Local Improvement Special Assessment Bonds (Series 2004), 4.00% (Providence SID           1,690,830
                  No. 607), 6/1/2007
                      TOTAL                                                                                               10,048,857
                  NEW JERSEY--4.7%
    1,740,000     Asbury Park, NJ, Bond Anticipation Notes, 5.00% BANs, 9/6/2007                                           1,747,934
    1,000,000     Bayonne, NJ Redevelopment Agency, Project Notes (Series 2005A), 5.00%, 4/13/2007                         1,001,430
    3,000,000     Bayonne, NJ, UT GO Temporary Notes, 5.00% BANs, 10/26/2007                                               3,020,700
      400,000     Hudson County, NJ Improvement Authority, RAN (Series 2006) Guaranteed Senior Citizen Housing               401,116
                  Building Project, 4.50% RANs (West New York, NJ), 10/15/2007
      705,000     New Jersey EDA, Revenue Refunding Bonds (Series A), 3.25% (Winchester Gardens at Ward                      699,839
                  Homestead)/(Original Issue Yield: 3.35%), 11/1/2007
    3,000,000     Weehawken Township, NJ, 4.50% TANs, 10/11/2007                                                           3,010,500
    1,742,000     Weehawken Township, NJ, 5.00% BANs, 4/12/2007                                                            1,747,191
                      TOTAL                                                                                               11,628,710
                  NEW MEXICO-1.0%
    2,000,000     Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC          1,999,940
                  INS) 8/1/2012
      500,000     Sandoval County, NM, Incentive Payment Refunding Revenue Bonds (Series 2005), 3.50% (Intel                 495,565
                  Corp.), 6/1/2010
                      TOTAL                                                                                                2,495,505
                  NEW YORK--1.9%
    1,000,000     Kiryas Joel, NY, UT GO Notes, 6.10% BANs, 5/11/2007                                                      1,003,540
    1,000,000     New York City, NY, UT GO Bonds (Fiscal 2006 Series A), 5.00%, 8/1/2011                                   1,051,660
      855,000     New York State Dormitory Authority, Revenue Bonds (Series 2005C), 5.00% (Mt. Sinai NYU Health              864,499
                  Obligated Group), 7/1/2011
    1,610,000     TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (Series 2006-1), 4.75% (Original Issue             1,637,354
                  Yield: 4.83%), 6/1/2022
                      TOTAL                                                                                                4,557,053
                  NORTH CAROLINA--0.4%
    1,000,000     North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds                 993,340
                  (Series 2004C), 3.80% (Cypress Glen), 10/1/2007
                  OHIO--4.2%
    2,800,000     Clark County, OH, Housing Revenue Bonds (Series 2006), 4.35% TOBs (Lincoln Park Housing                  2,794,820
                  Partnership II LP)/(Transamerica Financial Life Insurance Co. GTD), Mandatory Tender 12/1/2010
    2,300,000     Lucas County, OH, Adjustable Rate Demand Health Care Facilities Revenue Bonds (Series 2002) ,            2,283,969
                  3.25% TOBs (Franciscan Care Center)/(Bank One, Columbus N.A. LOC), Optional Tender 3/1/2008
    5,215,000     Mahoning County, OH Hospital Facilities, Adjustable Rate Demand Health Care Facilities Revenue           5,178,756
                  Refunding Bonds (Series 2002), 3.71% TOBs (Copeland Oaks Project)/(Sky Bank LOC), Mandatory
                  Tender 4/1/2008
                      TOTAL                                                                                               10,257,545
                  OKLAHOMA--0.4%
    1,000,000     Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2006),         1,021,710
                  5.00% (Owasso Public Schools)/(Assured Guaranty Corp. INS), 9/1/2008
                  PENNSYLVANIA--2.5%
      565,000     Allegheny County, PA IDA, Lease Revenue Bonds (Series 2006), 4.30% (Residential Resources Inc.             564,700
                  Project), 9/1/2008
      330,000     Delaware County, PA Authority, Revenue Bonds, (Series A), 4.50% (Dunwoody Village, Inc.),                  330,508
                  4/1/2007
    1,500,000     Erie, PA Higher Education Building Authority, (Series F), 2.25% TOBs (Gannon University)/(PNC            1,500,000
                  Bank, N.A. LOC), Mandatory Tender 1/15/2007
      800,000     Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004A),              797,888
                  2.875% (Mercyhurst College), 3/15/2007
      200,000     Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004B),              199,472
                  2.875% (Mercyhurst College), 3/15/2007
      500,000     Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 4.30% (Redstone            499,995
                  Presbyterian Seniorcare Obligated Group), 1/1/2007
      650,000     Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 5.00% (Redstone            653,731
                  Presbyterian Seniorcare Obligated Group), 1/1/2008
      750,000     Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 5.00% (Redstone            757,688
                  Presbyterian Seniorcare Obligated Group), 1/1/2009
      750,000     Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 5.00% (Redstone            759,173
                  Presbyterian Seniorcare Obligated Group), 1/1/2010
                      TOTAL                                                                                                6,063,155
                  SOUTH CAROLINA--0.8%
    2,000,000     Richland County, SC, Environmental Improvement Revenue Refunding Bonds (Series 2002A), 4.25%             1,997,980
                  (International Paper Co.), 10/1/2007
                  TENNESSEE--0.8%
    2,000,000     Carter County, TN IDB, (Series 1983), 4.15% (Temple-Inland, Inc.), 10/1/2007                             1,995,320
                  TEXAS--1.3%
    1,015,000     Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 5.50% (Wise Regional              1,020,704
                  Health System), 9/1/2008
    1,020,000     Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 6.00% (Wise Regional              1,040,533
                  Health System), 9/1/2009
    1,000,000     Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2003D), 4.55%        1,010,180
                  (Waste Management, Inc.), 4/1/2012
                      TOTAL                                                                                                3,071,417
                  UTAH--1.3%
    3,300,000     Box Elder County, UT, PCRBs (Series 1984), 3.90% TOBs (Nucor Corp.), Optional Tender 10/1/2007           3,299,109
                  VIRGINIA--1.7%
    2,000,000     Charles County, VA IDA, Solid Waste Disposal Refunding Revenue Bonds, 4.875% (Waste Management,          2,025,860
                  Inc.), 2/1/2009
    1,000,000     Chesterfield County, VA IDA, PCR Bonds, 4.95% (Virginia Electric & Power Co.), 12/1/2007                 1,001,900
    1,000,000     Rappahannock, VA Regional Jail Authority, Grant Anticipation Notes, 4.25%, 12/1/2009                     1,010,650
                      TOTAL                                                                                                4,038,410
                  WASHINGTON-1.4%
    2,150,000     Energy Northwest, WA, Project 3 Electric Revenue Refunding Bonds (Series 2006A), 5.00%, 7/1/2008         2,192,763
      400,000     Washington State Higher Education Facilities Authority, Revenue Refunding Bonds (Series 2006),             404,172
                  5.00% (Pacific Lutheran University)/(Radian Asset Assurance INS), 11/1/2007
      825,000     Washington State Higher Education Facilities Authority, Revenue Refunding Bonds (Series 2006),             843,266
                  5.00% (Pacific Lutheran University)/(Radian Asset Assurance INS), 11/1/2008
                      TOTAL                                                                                                3,440,201
                  WYOMING--1.7%
    4,200,000     Albany County, WY, PCRBs (Series 1985), 4.375% TOBs (Union Pacific Railroad Co.)/(Union Pacific          4,198,446
                  Corp. GTD), Optional Tender 12/1/2007
                      TOTAL MUNICIPAL BONDS                                                                              149,345,269
                      (IDENTIFIED COST $149,530,767)
                  SHORT-TERM MUNICIPALS --37.8%3
                  ALABAMA--1.6%
    1,565,000     Gadsden, AL IDB, (Series 2000) Weekly VRDNs (Hickory Hills Leasing LLC)/(Wachovia Bank N.A. LOC),        1,565,000
                  4.070%, 1/5/2007
      875,000     Shelby County, AL EDA Weekly VRDNs (M.D. Henry Co., Inc.)/(Regions Bank, Alabama LOC), 4.140%,             875,000
                  1/4/2007
    1,555,000     Webb, AL IDB, (Series 2001) Weekly VRDNs (Qualico Steel Co., Inc.)/(Wachovia Bank N.A. LOC),             1,555,000
                  4.070%, 1/5/2007
                      TOTAL                                                                                                3,995,000
                  ALASKA--1.2%
    3,000,000     Valdez, AK Marine Terminal, (Series 2003B) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD),        3,000,000
                  3.970%, 1/1/2007
                  CALIFORNIA--3.4%
    4,500,000     California PCFA, Solid Waste Disposal Revenue Bonds Weekly VRDNs (Republic Services, Inc.),              4,500,000
                  4.150%, 1/2/2007
    3,825,000     Stockton, CA, (Series 2003) Weekly VRDNs (United Christian Schools, Inc.)/(Pacific Capital Bank,         3,825,000
                  N.A. LOC), 4.300%, 1/4/2007
                      TOTAL                                                                                                8,325,000
                  FLORIDA--1.8%
    4,500,000     Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron Inc. GTD),            4,500,000
                  5.020%, 1/3/2007
                  GEORGIA--1.4%
    1,040,000     Crisp County, GA Solid Waste Management Authority, (Series 1998) Weekly VRDNs (FSA INS)/(Wachovia        1,040,000
                  Bank N.A. LIQ), 4.340%, 1/4/2007
    2,285,000     Georgia State Municipal Gas Authority, (Series C) Weekly VRDNs (Bank of America N.A., Bayerische         2,285,000
                  Landesbank (GTD), JPMorgan Chase Bank, N.A., Landesbank Hessen-Thueringen (GTD) and Wachovia Bank
                  N.A. LOCs), 3.950%, 1/3/2007
                      TOTAL                                                                                                3,325,000
                  ILLINOIS--1.6%
    4,000,000     Springfield, IL, (Series 1999) Weekly VRDNs (Oak Terrace Joint Venture LP)/(Credit Suisse, Zurich        4,000,000
                  LOC), 3.940%, 1/3/2007
                  INDIANA--5.3%
    5,000,000     Indiana Development Finance Authority, (Series 2005) Weekly VRDNs (Republic Services, Inc.),             5,000,000
                  4.270%, 1/3/2007
    8,000,000     Vigo County, IN, (Series 2003) Weekly VRDNs (Republic Services, Inc.), 4.270%, 1/3/2007                  8,000,000
                      TOTAL                                                                                               13,000,000
                  MASSACHUSETTS--0.6%
    1,500,000     Massachusetts HEFA, Revenue Bonds (Series 2006L-2) Daily VRDNs (Children's Hospital Medical              1,500,000
                  Center)/(AMBAC INS)/(Bank of America N.A. LIQ), 3.950%, 1/2/2007
                  MINNESOTA--1.3%
    3,250,000     Sherburn, MN PCRB, (Series 1999) Weekly VRDNs (Interstate Power and Light Co.), 4.150%, 1/3/2007         3,250,000
                  MISSOURI--0.5%
    1,155,000     Springfield, MO IDA, (Series 1999) Weekly VRDNs (Dabryan Coach Builders, Inc.)/(U.S. Bank, N.A.          1,155,000
                  LOC), 4.110%, 1/4/2007
                  MULTI STATE--0.4%
      923,000 1,2 Clipper Tax-Exempt Certificates Trust (AMT MultiState)/(Series 1999-3) Weekly VRDNs (GNMA                  923,000
                  COL)/(State Street Bank and Trust Co. LIQ), 4.110%, 1/4/2007
                  OHIO--10.9%
    1,410,000     Bowling Green, OH, Adjustable Rate Industrial Development Revenue Refunding Bonds Weekly VRDNs           1,410,000
                  (Lamson & Sessions Co.)/(Harris, N.A. LOC), 4.870%, 1/4/2007
    2,990,000     Fairfield, OH, (Series 2000) Weekly VRDNs (Prestige Display and Packaging LLC)/(National City            2,990,000
                  Bank, Ohio LOC), 4.030%, 1/4/2007
    6,310,000     Hamilton County, OH Hospital Facilities Authority, (Series 1999A) Weekly VRDNs (Drake Center,            6,310,000
                  Inc.)/(U.S. Bank, N.A. LOC), 3.910%, 1/4/2007
      960,000     Lucas County, OH IDA, (Series 1999) Weekly VRDNs (Conforming Matrix Corp.)/(Sky Bank LOC),                 960,000
                  4.870%, 1/4/2007
    2,105,000     Lucas County, OH, (Series 1998) Weekly VRDNs (Maumee Valley Country Day School)/(Sky Bank LOC),          2,105,000
                  4.870%, 1/4/2007
    1,585,000     Sandusky County, OH Weekly VRDNs (Louis G. Freeman Co.)/(National City Bank, Ohio LOC), 4.060%,          1,585,000
                  1/3/2007
    1,470,000     Summit County, OH IDA, (Series 2001) Weekly VRDNs (J&P Capital LLC)/(Sky Bank LOC), 4.560%,              1,470,000
                  1/4/2007
      520,000     Wood County, OH, EDA, (Series 2000) Weekly VRDNs (Toledo Electrical JAT Fund)/(Sky Bank LOC),              520,000
                  4.870%, 1/4/2007
    1,600,000     Wood County, OH, EDA, (Series 1996) Weekly VRDNs (Precision Aggregate II LLC)/(Sky Bank LOC),            1,600,000
                  4.870%, 1/4/2007
    1,050,000     Wood County, OH, EDA, (Series 1997) Weekly VRDNs (Aluminite of Ohio, Inc.)/(Sky Bank LOC),               1,050,000
                  4.870%, 1/4/2007
    3,110,000     Wood County, OH, EDA, (Series 1998) Weekly VRDNs (YMCA of Greater Orlando)/(Sky Bank LOC),               3,110,000
                  4.870%, 1/4/2007
    1,580,000     Wood County, OH, EDA, (Series 2000) Weekly VRDNs (Hammill Manufacturing Co.)/(Sky Bank LOC),             1,580,000
                  4.870%, 1/4/2007
      595,000     Wood County, OH, EDA, (Series 2001) Weekly VRDNs (Hammill Manufacturing Co.)/(Sky Bank LOC),               595,000
                  4.870%, 1/4/2007
    1,410,000     Wood County, OH, EDA, (Series 2001A) Weekly VRDNs (Sun Seed Holding Co., Inc.)/(Sky Bank LOC),           1,410,000
                  4.870%, 1/4/2007
                      TOTAL                                                                                               26,695,000
                  OKLAHOMA--0.4%
    1,000,000     Garfield County, OK Industrial Authority Pollution Control, (Series 1995-A) Weekly VRDNs                 1,000,000
                  (Oklahoma Gas and Electric Co.), 3.980%, 1/3/2007
                  PENNSYLVANIA--0.5%
    1,200,000     Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2003A) Daily VRDNs           1,200,000
                  (Children's Hospital of Philadelphia)/(JPMorgan Chase Bank, N.A. LIQ), 3.990%, 1/2/2007
                  SOUTH CAROLINA--1.1%
    2,800,000     South Carolina Jobs-EDA, EDRB Weekly VRDNs (Para-Chem Southern, Inc.)/(Carolina First Bank LOC),         2,800,000
                  5.110%, 1/4/2007
                  TENNESSEE--5.8%
    5,700,000     Blount County, TN Public Building Authority, (Series 2006D-8-A) Daily VRDNs (Blount County,              5,700,000
                  TN)/(XL Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ), 4.000%, 1/2/2007
    2,500,000     Blount County, TN Public Building Authority, (Series A-3-A) Daily VRDNs (AMBAC INS)/                     2,500,000
                  (Landesbank Baden-Wuerttemberg LIQ), 4.000%, 1/2/2007
    1,000,000     Sevier County, TN Public Building Authority, (Series IV-B-12) Daily VRDNs (Pigeon Forge, TN)/(FSA        1,000,000
                  INS)/(JPMorgan Chase Bank, N.A. LIQ), 4.000%, 1/2/2007
      525,000     Sevier County, TN Public Building Authority, (Series IV-E-1) Daily VRDNs (Pigeon Forge,                    525,000
                  TN)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 4.000%, 1/2/2007
    1,000,000     Sevier County, TN Public Building Authority, (Series IV-E-2) Daily VRDNs (Cocke County,                  1,000,000
                  TN)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 4.000%, 1/2/2007
    3,600,000     Sevier County, TN Public Building Authority, (Series IV-J-2) Daily VRDNs (Mt. Juliet, TN)/               3,600,000
                  (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 4.000%, 1/2/2007
                      TOTAL                                                                                               14,325,000
                      TOTAL SHORT-TERM MUNICIPALS                                                                         92,993,000
                      (IDENTIFIED COST $92,993,000)
                      TOTAL MUNICIPAL INVESTMENTS - 98.6%                                                                242,338,269
                      (IDENTIFIED COST $242,523,767 )4
                      OTHER ASSETS AND LIABILITIES - NET - 1.4%                                                            3,413,500
                      TOTAL NET ASSETS - 100%                                                                          $ 245,751,769

Securities that are subject to the federal alternative minimum tax (AMT) represent 26.9% of the portfolio as calculated based upon total market value.

1 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At December 31, 2006, these restricted securities amounted to $3,912,470 which represented 1.6% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the "Directors"). At December 31, 2006, this liquid restricted security amounted to $923,000 which represented 0.4% of total net assets.

3    Current rate and next reset date shown for Variable Rate Demand Notes.

4 At December 31, 2006, the cost of investments for federal tax purposes was $242,523,475. The net unrealized depreciation of investments for federal tax purposes was $185,206. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $152,189 and net unrealized depreciation from investments for those securities having an excess of cost over value of $337,395.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Directors may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}investment in open-end regulated investment companies are valued at net asset value;

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors: and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


RESTRICTED SECURITIES
Additional information on a restricted security, excluding a security purchased under Rule 144A that have been deemed liquid by the Directors, held at December 31, 2006, is as follows:

SECURITY                                            ACQUISITION  ACQUISITION
                                                    DATE                COST

Yavapai, AZ IDA, Solid Waste
Disposal Bonds, 4.00% TOBs
(Waste Management, Inc.), Mandatory Tender          5/24/2005     $3,000,000
6/1/2010


Note: The categories of investments are shown as a percentage of total net assets at December 31, 2006.

The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 AMT     --Alternative Minimum Tax
 BANs    --Bond Anticipation Notes
 COL     --Collateralized
 EDA     --Economic Development Authority
 EDRB    --Economic Development Revenue Bonds
 FGIC    --Financial Guaranty Insurance Company
 FSA     --Financial Security Assurance
 GNMA    --Government National Mortgage Association
 GO      --General Obligation
 GTD     --Guaranteed
 HEFA    --Health and Education Facilities Authority
 IDA     --Industrial Development Authority
 IDB     --Industrial Development Bond
 INS     --Insured
 LIQ     --Liquidity Agreement
 LOC(s)  --Letter(s) of  Credit
 LT      --Limited Tax
 PCFA    --Pollution Control Finance Authority
 PCR     --Pollution Control Revenue
 PCRB(s) --Pollution Control Revenue Bond(s)
 RAN(s)  --Revenue Anticipation Note(s)
 TANs    --Tax Anticipation Notes
 TOBs    --Tender Option Bonds
 UT      --Unlimited Tax
 VRDNs   --Variable Rate Demand Notes






ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS




SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED FIXED INCOME SECURITIES, INC.

BY          /S/ RICHARD A. NOVAK

            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        FEBRUARY 14, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE

            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        FEBRUARY 9, 2007

BY          /S/ RICHARD A. NOVAK

            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        FEBRUARY 14, 2007





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